Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
25. Long-term Debt
Long-term debt & long-term revolving credit facilities, outstanding borrowings and available capacity
Weighted average
interest rate
(1)
millions of Canadian dollars 2021 2020 Maturity 2021 2020
Emera

Bankers acceptances, LIBOR loans

Variable Variable 2026 $

378 $

263
Unsecured fixed rate notes 2.90% 2.90% 2023

500

500
Fixed to floating subordinated notes (USD)
(2)
6.75% 6.75% 2076

1,521

1,528
$

2,399 $

2,291
Emera Finance

Unsecured senior notes (USD)

3.65% 3.86% 2024 - 2046 $

3,487 $

3,501
TECO Finance
Tampa Electric
(3)
Fixed rate notes and bonds (USD) 4.15% 4.53% 2022 - 2051 $

3,683 $

3,268
PGS
Fixed rate notes and bonds (USD) 3.78% 4.58% 2022 - 2051 $

660 $

429
NMGC
Fixed rate notes and bonds (USD) 3.11% 4.30% 2026 - 2051 $

488 $

465
Non-revolving term facility, floating rate Variable 2022

101
$

589 $

465
NMGI
Fixed rate notes and bonds (USD) 3.64% 3.64% 2024 $

190 $

191
NSPI
Discount notes Variable Variable 2026 $

376 $

291
Medium term fixed rate notes 5.14% 5.14% 2025 - 2097

2,665

2,665
$

3,041 $

2,956
EBP
Senior secured credit facility Variable Variable 2025 $

249 $

249
ECI
Secured senior notes (USD)

Variable Variable 2026 $

84 $

106
Amortizing fixed rate notes (USD) 3.97% 3.92% 2022 - 2026

104 $

100
Non-revolving term facility, floating rate Variable Variable 2025

28 $

28
Non-revolving term facility, fixed rate 2.36% 2.60% 2025 - 2026

101 $

68
Secured fixed rate senior notes
(4)
4.43% 4.39% 2022 - 2035

161 $

174
$

478 $

476
Adjustments
Fair market value adjustment - TECO Energy acquisition
(5)
$ 3 $ 5
Debt issuance costs (121) (110)
Amount due within one year (462) (1,382)
$ (580) $ (1,487)
Long-Term Debt $

14,196 $

12,339
(1) Weighted average interest rate of fixed rate long-term debt.
(2) In 2021, the company recognized $ 102

million in interest expense (2020 - $
109

million) related to its fixed to floating
subordinated notes.
(3) A substantial part of Tampa Electric’s tangible assets are pledged as collateral to secure its first mortgage bonds. There are
currently no bonds outstanding under Tampa Electric’s first mortgage bond indenture.
(4) Notes are issued and payable in either USD,

BBD or East Caribbean Dollar (XCD).
(5) On acquisition of TECO Energy, Emera recorded a fair market value adjustment on the unregulated long-term debt acquired.
The fair market value adjustment is amortized over

the remaining term of the debt.
The Company’s total long-term revolving credit facilities,

outstanding borrowings and available capacity as
at December 31 were as follows:
millions of Canadian dollars Maturity 2021 2020
Emera – revolving credit facility
(1)
June 2026 $

900 $

900
NSPI - revolving credit facility
(1)
December 2026

600

600
ECI – revolving credit facilities 2022-2032

27

28
Total

1,527

1,528
Less:
Borrowings under credit facilities

770

569
Letters of credit issued inside credit facilities

124

31
Use of available facilities

894

600
Available capacity under existing agreements $

633 $

928
(1) Advances on the revolving credit facility can be

made by way of overdraft on accounts up

to $
50

million.
As at
Financial Covenant Requirement December 31, 2021
Emera
Syndicated credit facilities Debt to capital ratio Less than or equal to 0.70 to 1
0.57

: 1

Long-Term Debt Maturities
millions of Canadian dollars 2022 2023 2024 2025 2026 Thereafter Total
Emera $ - $

500 $ - $ - $

1,899 $ - $

2,399
Emera US Finance LP - -

571 -

951

1,965

3,487
Tampa

Electric

285 - - - -

3,398

3,683
PGS

32 - - - -

628

660
NMGC

101 - - -

89

399

589
NMGI - -

190 - - -

190
NSPI - - -

125

416

2,500

3,041
EBP - - -

249 - -

249
ECI

44

90

66

130

124

24

478
Total $

462 $

590 $

827 $

504 $

3,479 $

8,914 $

14,776